OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Other Intangible Assets

	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2021	596	2,770	1,002	538	5,894	10,800
Additions and acquisitions	–	–	–	–	1,017	1,017
Disposals and write-offs	–	–	–	–	(460)	(460)
At 31 December 2021	596	2,770	1,002	538	6,451	11,357
Exchange and other adjustments	–	–	–	–	(1)	(1)
Additions and acquisitions	5	–	–	34	1,452	1,491
Disposals and write-offs	(12)	–	–	–	(186)	(198)
At 31 December 2022	589	2,770	1,002	572	7,716	12,649
Accumulated amortisation:
At 1 January 2021	216	2,770	551	538	2,585	6,660
Exchange and other adjustments	–	–	–	–	(1)	(1)
Charge for the year (note 11)	–	–	70	–	892	962
Disposals and write-offs	–	–	–	–	(460)	(460)
At 31 December 2021	216	2,770	621	538	3,016	7,161
Exchange and other adjustments	–	–	1	3	(7)	(3)
Charge for the year (note 11)	–	–	70	–	833	903
Disposals and write-offs	(12)	–	–	–	(186)	(198)
At 31 December 2022	204	2,770	692	541	3,656	7,863
Balance sheet amount at 31 December 2022	385	–	310	31	4,060	4,786
Balance sheet amount at 31 December 2021	380	–	381	–	3,435	4,196